SARAMACCA - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 22, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Proceeds on the establishment of the Rosebel UJV		$ 34.0	$ 0.0
Gain on establishment of the Rosebel UJV		$ 16.9	0.0
Republic of Suriname
Disclosure of joint ventures [line items]
Proportion of ownership interest in mining concession		5.00%
Rosebel Gold Mines N.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in mining concession		95.00%
Rosebel UJV
Disclosure of joint ventures [line items]
Proportion of assets derecognized	30.00%
Gain on establishment of the Rosebel UJV	$ 16.9	$ 16.9	$ 0.0
Rosebel UJV | Staatsolie
Disclosure of joint ventures [line items]
Ownership interest in joint venture	30.00%
Investments in joint ventures	$ 54.9
Rosebel UJV | Rosebel Gold Mines N.V.
Disclosure of joint ventures [line items]
Ownership interest in joint venture	70.00%
Proceeds on the establishment of the Rosebel UJV	$ 34.0